Biological Assets - Summary of Change in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Changes in biological assets [abstract]
Balance, beginning of year	$ 4,410	[1]	$ 3,531
Increase in biological assets due to capitalized costs	27,749		25,880
Acquisition	909
Net change in fair value of biological assets	(1,309)		4,708
Transferred to inventory upon harvest	(28,282)		(29,709)
Balance, end of year	$ 3,477		$ 4,410	[1]

[1]	Adjustment to provisional amounts — refer to note 5(b).